Fresh Start Accounting and Effects of Plan (Schedule of Reconciliation Of Enterprise Value To Reorganized Asset Value and Determination of Goodwill) (Detail) (USD $)
In Thousands, unless otherwise specified
	1 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2011
Reorganization Items [Line Items]
Total enterprise value	$ 485,000	$ 485,000
Add: liabilities (excluding debt and equity)	87,765	88,863
Add: noncontrolling interest	8,100	8,058
Reorganization value of assets	580,865	581,921
Fair value of assets (excluding goodwill)	566,656	572,372
Reorganization value in excess of fair value (goodwill)	$ 14,209	$ 9,549